Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs	12 Months Ended
Dec. 31, 2021
Consumer Loans With or Without Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	6 months
Other Transactions without Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	24 months
Commercial Loans with Collateral [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	36 months
Mortgage Loans [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	48 months
Consumer Leasing [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	6 months
Other Non-Mortgage Leasing Transactions [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	12 months
Mortgage Leasing (Household and Business) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loan and accounts receivable charge-offs [Line Items]
Term	36 months